Disclosure of Accounted Total Revenues Percentage (Detail) - Sales Revenue, Net - Customer Concentration Risk		4 Months Ended	5 Months Ended	12 Months Ended
		Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Chevron Corporation
Entity Wide Revenue Major Customer [Line Items]
Total revenue percentage			17.40%
Chevron Corporation | Predecessor
Entity Wide Revenue Major Customer [Line Items]
Total revenue percentage		17.50%		16.30%
Freeport McMoRan | Predecessor
Entity Wide Revenue Major Customer [Line Items]
Total revenue percentage	[1]			11.30%
Saudi Aramco
Entity Wide Revenue Major Customer [Line Items]
Total revenue percentage			10.10%
Saudi Aramco | Predecessor
Entity Wide Revenue Major Customer [Line Items]
Total revenue percentage		11.70%		10.00%

[1]	A significant portion of this customer's year ended March 31, 2017 revenue was the result of the early termination of a long-term vessel charter contract.